November 1, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Strategic Asset Allocations, Inc. (the "Registrant")
1933 Act File No. 033-79482, Post-Effective Amendment No. 31
1940 Act File No. 811-08532, Amendment No. 31

Ladies and Gentlemen:

Pursuant to Section  101(a) of  Regulation  S-T and Rule  485(a)  under the Securities Act of 1933, the Registrant hereby submits for filing the Amendment to the Registration Statement on Form N-1A.

The principal purposes of this amendment are to (i) add a new series of the Registrant, the Global Allocation Fund and (ii) make certain other non-material changes deemed appropriate by the Registrant.

Please consider this a request for selective review pursuant to Investment Company Act Release No. 13768. This fund has a unique investment strategy, which is described in the Fund Summary and the Objectives, Strategies and Risks sections of the fund’s prospectus and the Fund Investment Guidelines and Fund Investments and Risks sections of the Statement of Additional Information (SAI). However, other aspects of the fund, such as descriptions of class types, methods for buying and selling shares, tax disclosure and other required disclosure is substantially similar to the disclosure of the other funds of the Registrant, previously reviewed by the Commission. Accordingly, we ask that you focus your review on the Investment Objective, Fees and Expenses, Principal Investment Strategies, Principal Risks and Objectives, Strategies and Risks sections of the prospectus and the Fund Investment Guidelines, Investment Strategies and Risks and Investment Policies sections of the SAI.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3226.

Sincerely,

/s/  Kathleen Gunja Nelson
Kathleen Gunja Nelson
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com